1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

November 16, 2010

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                               SEI Asset Allocation Trust Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445)

Ladies and Gentlemen:

On behalf of our client, SEI Asset Allocation Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 24 and, under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 25 (the “Amendments”) to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto.

This filing is made pursuant to Rule 485(b) under the 1933 Act for the purposes of: (1) designating an effective date; (2) responding to the Staff’s comments on Post-Effective Amendment No. 23 (under the 1933 Act) and Amendment No. 24 (under the 1940 Act); and (3) making other non-material changes.

I hereby certify that the Amendments do not contain disclosure that renders them ineligible to be filed under Rule 485(b).

If you have any questions regarding the Amendments or the foregoing matters, please do not hesitate to contact the undersigned at 215.963.5037.

Sincerely,

/s/ Timothy W. Levin
Timothy W. Levin, Esq.

cc: Ms. Julie P. Vossler